Associates and Joint Ventures - Summary of Group's Share of the Result of Associates and Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other comprehensive income/(expense):
Items that may be reclassified to profit and loss	£ (133)	£ (13)	£ (107)
Items that will not be reclassified to profit and loss	(4)	33	(5)
Groups Share in Associates and Joint Ventures
Disclosure of analysis of other comprehensive income by item [line items]
Post-tax results of associates and joint ventures	783	539	585
Other comprehensive income/(expense):
Items that may be reclassified to profit and loss	(133)	(13)	(107)
Items that will not be reclassified to profit and loss	(4)	33	(5)
Total comprehensive income (note 9)	£ 646	£ 559	£ 473